SCHEDULE OF AMOUNT DUE TO RELATED PARTIES (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Related Party Transaction [Line Items]
Amount due to related party	$ 2,687
PT. Wiranusa Karana Mardika [Member]
Related Party Transaction [Line Items]
Amount due to related party	$ 2,687